As filed with the Securities and Exchange Commission on February 17, 2006

Registration No. 811-05084

U.S. Securities and Exchange Commission

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___ Post-Effective Amendment No. ___

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

MUTUAL OF AMERICA INVESTMENT CORPORATION

Area Code and Telephone Number:

(212) 224-1600

Address of Principal Executive Offices:

320 Park Avenue, New York, New York 10022

Name and Address of Agent for Service:

Manfred Altstadt

Chairman, President and CEO

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022

Copies to:

Thomas L. Martin

Senior Vice President and Secretary

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the
Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest in the Registrant’s Small Cap Growth Fund and Small Cap Value Fund

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

[FORM OF SOLICITATION LETTER]

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Mutual of America Investment Corporation

Aggressive Equity Fund

320 Park Avenue, New York, New York 10022

March , 2006

Dear Variable Annuity Contract or

Variable Life Insurance Policy Owner:

Shares of the Aggressive Equity Fund (the “Aggressive Equity Fund”) of Mutual of America Investment Corporation (the “Investment Company”) have been purchased at your direction by the Mutual of America Life Insurance Company (“MOA”) through one or more of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (collectively, the “variable contracts”). MOA, as the shareholder of record and legal owner of those separate accounts, has been asked to approve an Agreement and Plan of Reorganization (the “Plan”) whereby the assets of the Aggressive Equity Fund will be transferred to the Small Cap Growth Fund and the Small Cap Value Fund, each a series in the Investment Company, (the “Small Cap Growth Fund” and the “Small Cap Value Fund”, together the New Funds, and together with the Aggressive Equity Fund, the “Funds”) which will not give rise to tax consequences to the owners of the variable contracts. As an owner of a variable contract with an interest in one or more of those separate accounts, MOA is asking you for instructions as to how to vote the shares of the Aggressive Equity Fund that are attributable to your variable contract.

If the Plan is approved and consummated, the separate account(s) in which you have an interest will own shares of the New Funds instead of shares of the Aggressive Equity Fund. Each separate account will receive shares of the New Funds with an aggregate net asset value equal to the aggregate net asset value of the shares of the Aggressive Equity Fund owned by the separate account before the reorganization. The proportion of shares of each New Fund will be equal to the proportion of growth stocks and value stocks currently owned by the Aggressive Equity Fund as described in greater detail in the attached Combined Prospectus/Proxy Statement.

Here are some facts about the reorganization and each New Fund that will be useful to you as you vote on this reorganization:

1.	Following the reorganization, each New Fund is expected to have an aggregate operating expense ratio that is no greater than that of the Aggressive Equity Fund currently.

Your Vote is Important!

2.

You may transfer all or a part of your interest in a New Fund as provided in your contract to another available investment option on each day the New Fund is open for business at the then current net asset value per share.

Mutual of America Capital Management Corporation (“Capital Management”) is the investment adviser for the Funds. Capital Management is a subsidiary of MOA. Management of the Investment Company has proposed the reorganization to provide contract owners the ability to determine the proportion of their cash value that is invested in value stocks and growth stocks.

After carefully considering the merits of the proposal, the Investment Company’s Board of Directors (the “Board”) has determined that the reorganization is in the best interests of each Fund’s shareholders, and indirectly in the best interests of the underlying contract owners of the Funds, and that the shareholders’ interests will not be diluted as a result of the reorganization.

Each New Fund, which is available to your variable contract as an investment option, offers a portfolio with investment objectives and policies that are similar to those of the corresponding segment of the Aggressive Equity Fund, although there are some important differences. The Board anticipates that reorganizing the asset segments of the Aggressive Equity Fund into the two New Funds should result in contract owners having greater flexibility in the allocation of their investments.

The Board recommends that you read the enclosed materials carefully and then instruct MOA to vote FOR the proposal. Please take a moment now to sign and return the voting instruction form(s) in the enclosed postage-paid envelope. For more information, please call MOA at 1-800-468-3785.

Yours truly,

Mutual of America Life Insurance Company

We urge you to sign and return the voting instruction form(s) in the enclosed postage-paid envelope.

[FORM OF SOLICITATION LETTER]

AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

Mutual of America Investment Corporation

Aggressive Equity Fund

320 Park Avenue, New York, New York 10022

March , 2006

Dear Variable Annuity Contract or

Variable Life Insurance Policy Owner:

Shares of the Aggressive Equity Fund (the “Aggressive Equity Fund”) of Mutual of America Investment Corporation (the “Investment Company”) have been purchased at your direction by American Life Insurance Company of New York (“American Life”) through one or more of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (collectively, the “variable contracts”). American Life, as the shareholder of record and legal owner of those separate accounts, has been asked to approve an Agreement and Plan of Reorganization (the “Plan”) whereby the assets of the Aggressive Equity Fund will be transferred to the Small Cap Growth Fund and the Small Cap Value Fund, each a series in the Investment Company, (the “Small Cap Growth Fund” and the “Small Cap Value Fund”, together the New Funds, and together with the Aggressive Equity Fund, the “Funds”) which will not give rise to tax consequences to the owners of the variable contracts. As an owner of a variable contract with an interest in one or more of those separate accounts, American Life is asking you for instructions as to how to vote the shares of the Aggressive Equity Fund that are attributable to your variable contract.

If the Plan is approved and consummated, the separate account(s) in which you have an interest will own shares of the New Funds instead of shares of the Aggressive Equity Fund. Each separate account will receive shares of the New Funds with an aggregate net asset value equal to the aggregate net asset value of the shares of the Aggressive Equity Fund owned by the separate account before the reorganization. The proportion of shares of each New Fund will be equal to the proportion of growth stocks and value stocks currently owned by the Aggressive Equity Fund as described in greater detail in the attached Combined Prospectus/Proxy Statement.

Here are some facts about the reorganization and each New Fund that will be useful to you as you vote on this reorganization:

1.	Following the reorganization, each New Fund is expected to have an aggregate operating expense ratio that is no greater than that of the Aggressive Equity Fund currently.

Your Vote is Important!

2.

You may transfer all or a part of your interest in a New Fund as provided in your contract to another available investment option on each day the New Fund is open for business at the then current net asset value per share.

Mutual of America Capital Management Corporation (“Capital Management”) is the investment adviser for the Funds. Capital Management is a subsidiary of the Mutual of American Life Insurance Company, the former parent of American Life. Management of the Investment Company has proposed the reorganization to provide contract owners the ability to determine the proportion of their cash value that is invested in value stocks and growth stocks.

After carefully considering the merits of the proposal, the Investment Company’s Board of Directors (the “Board”) has determined that the reorganization is in the best interests of each Fund’s shareholders, and indirectly in the best interests of the underlying contract owners of the Funds, and that the shareholders’ interests will not be diluted as a result of the reorganization.

Each New Fund, which is available to your variable contract as an investment option, offers a portfolio with investment objectives and policies that are similar to those of the corresponding segment of the Aggressive Equity Fund, although there are some important differences. The Board anticipates that reorganizing the asset segments of the Aggressive Equity Fund into the two New Funds should result in contract owners having greater flexibility in the allocation of their investments.

The Board recommends that you read the enclosed materials carefully and then instruct American Life to vote FOR the proposal. Please take a moment now to sign and return the voting instruction form(s) in the enclosed postage-paid envelope. For more information, please call Mutual of America Life Insurance Company at 1-800-468-3785.

Yours truly,

American Life Insurance Company of New York

MUTUAL OF AMERICA INVESTMENT CORPORATION

Aggressive Equity Fund

320 Park Avenue

New York, New York 10022

March , 2006

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of

the Aggressive Equity Fund:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the Aggressive Equity Fund (the “Aggressive Equity Fund”), a series of Mutual of America Investment Corporation (the “Investment Company”), will be held at 320 Park Avenue, New York, New York 10022, on April 26 2006 at 9:00 a.m., (Eastern time) for the following purposes:

ITEM 1.

To approve or disapprove a Plan of Reorganization (the “Plan”) whereby the assets of the Aggressive Equity Fund will be transferred to the Small Cap Growth Fund and the Small Cap Value Fund, each a series of the Investment Company (the “New Funds”). The Plan contemplates (a) the transfer of substantially all of the assets of the Aggressive Equity Fund to the New Funds in exchange for shares of the New Funds, and (b) the distribution of such shares of the New Funds to the shareholders of the Aggressive Equity Fund in exchange for their shares of the Aggressive Equity Fund.

ITEM 2.	To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

THE BOARD OF DIRECTORS OF THE MUTUAL OF AMERICA INVESTMENT CORPORATION UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

The attached Combined Prospectus/Proxy Statement describes the proposal. A copy of the Reorganization Plan is attached as Appendix A to the Combined Prospectus/Proxy Statement.

Shareholders of record as of the close of business on February 24 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

Shareholders are requested to execute and return promptly in the enclosed envelope the accompanying proxy, which is being solicited by the Board of Directors of the Mutual of America Investment Corporation. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or subsequently executed voting instructions or by attending the Special Meeting and voting in person.

By Order of the Board of Directors

Thomas L. Martin, Secretary

March , 2006

New York, New York

PART A

COMBINED PROSPECTUS/PROXY STATEMENT

dated March , 2006

MUTUAL OF AMERICA INVESTMENT CORPORATION

Aggressive Equity Fund

Small Cap Growth Fund

Small Cap Value Fund

320 Park Avenue

New York, New York 10022

(800)- 468-3785

This Combined Prospectus/Proxy Statement relates to a special meeting of shareholders of the Aggressive Equity Fund (the “Aggressive Equity Fund”) of Mutual of America Investment Corporation (the “Investment Company”) scheduled for April 26, 2006 at 9:00 a.m. (Eastern time), and any adjournments thereof, at the offices of the Investment Company at the address set forth above on this Statement (the “Meeting”). At the Meeting, shareholders of the Aggressive Equity Fund will be asked to consider and approve the proposed transfer of substantially all of the assets and all of the liabilities of the Aggressive Equity Fund to the Small Cap Growth Fund and the Small Cap Value Fund (the “Small Cap Growth Fund”, the “Small Cap Value Fund”, together, the “New Funds”, and, together with the Aggressive Equity Fund, the “Funds,” and each a “Fund”), each a series of the Investment Company, in exchange for shares of the New Funds (the “Reorganization”).

If the Reorganization is approved, each shareholder of the Aggressive Equity Fund will receive the number of shares of the New Funds that is equal in value on the closing date of the Reorganization to the value of such shareholder’s shares of the Aggressive Equity Fund, as described in greater detail below. After the Reorganization, the Aggressive Equity Fund will no longer exist.

This Combined Prospectus/Proxy Statement and the Plan of Reorganization (the “Reorganization Plan”) of the Investment Company on behalf of the Funds describes more fully the terms and conditions of the Reorganization. A copy of the Reorganization Plan is included as Appendix A of this Combined Prospectus/Proxy Statement.

Shares of the Aggressive Equity Fund are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners of variable annuity contracts and variable life insurance policies (collectively, the “variable contracts”). As of the record date for the Meeting, Mutual of America Life Insurance Company ( “MOA”), on behalf of its separate accounts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), unregistered separate accounts, and related subaccounts (collectively, the “MOA separate accounts”), is the legal owner of ____% of the shares of the Aggressive Equity Fund. As of the record date for the Meeting, American Life Insurance Company of New York (“American Life”, and together with MOA, the “Insurance Companies”), on behalf of its separate accounts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), unregistered separate accounts, and related subaccounts (collectively, the “American Life separate accounts”, and, together with the MOA separate accounts, the “separate accounts”), is the legal owner of ____% of the shares of the Aggressive Equity Fund.

Each Insurance Company will vote all shares of the Aggressive Equity Fund with respect to the Reorganization Plan (for, against or abstain from voting) in the same proportion as the timely instructions received from owners of its variable contracts that had contract values allocated on the record date to a separate account investing in shares of the Aggressive Equity Fund (collectively, the “contract owners”). Accordingly, each Insurance Company is furnishing this Combined Prospectus/Proxy Statement to its contract owners in connection with the solicitation of voting instructions from the contract owners regarding the proposal to approve the Reorganization Plan.

This Combined Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information about the Investment Company, the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund that a shareholder or contract owner should know in considering the Reorganization. The current prospectuses of the Funds and the statement of additional information for the Investment Company are incorporated herein by reference, and the prospectus for the New Funds is included as Appendix B of this Combined Prospectus/Proxy Statement. The prospectus of the Aggressive Equity Fund and the Investment Company’s statement of additional information are available without charge by writing to the Investment Company at its address noted above or by calling (800) 468-3785. In addition, a statement of additional information relating to and dated the same date as this Combined Prospectus/Proxy Statement (the “Statement of Additional Information”) and containing additional information about the Funds has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. You may obtain a copy of such Statement of Additional Information without charge by writing to the Investment Company at its address noted above or by calling (800) 468-3785. The SEC maintains a website (http://www.sec.gov) that contains the material incorporated by reference, together with other information regarding the Investment Company. Copies of such material may also be obtained for a fee from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investments in the New Funds, as with any mutual fund, are subject to risk — including the possible loss of principal. Shares in the New Funds are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by, obligations of, or otherwise supported by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INTRODUCTION

This Combined Prospectus/Proxy Statement is being furnished to solicit the voting instructions of variable contract owners whose variable contracts are funded by the Insurance Companies’ separate accounts that invest in the Aggressive Equity Fund, a series of the Investment Company. Such voting instructions will be followed by the Insurance Companies, as the record owners of all of the Aggressive Equity Fund’s shares, at the Meeting, to be held on April 26, 2006 at 9:00 a.m. (Eastern time) at the Investment Company’s offices at 320 Park Avenue, New York, New York 10022. It is expected that this Combined Prospectus/Proxy Statement will be mailed on or about March 17, 2006.

At the Meeting, shareholders will consider and approve or disapprove the Reorganization Plan of the Investment Company on behalf of its series the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund. If the Reorganization Plan is approved, the Aggressive Equity Fund’s shareholders will become shareholders of the Small Cap Growth Fund and the Small Cap Value Fund and will receive shares of the New Funds equal in value to their holdings in the Aggressive Equity Fund on the date of the Reorganization. The proportionate number of shares of each New Fund to be received by the shareholders is described in greater detail below.

THE BOARD OF DIRECTORS OF THE INVESTMENT COMPANY UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE REORGANIZATION PLAN.

SUMMARY

The following is a summary of certain information relating to the proposed Reorganization, the parties thereto, and the transactions contemplated thereby. This disclosure is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A, the New Funds Prospectus attached as Appendix B, and the Aggressive Equity Fund Prospectus and Statement of Additional Information for the Investment Company.

Currently, the Aggressive Equity Fund attempts to achieve its investment objective of capital appreciation by investing in growth stocks and value stocks in a ratio determined by the investment adviser of the Fund. Presently, the ratio is 52% value stocks to 48% growth stocks. Pursuant to the proposed Reorganization Plan, the Aggressive Equity Fund will transfer substantially all of its assets and all of its liabilities to the New Funds in exchange for shares of the New Funds, each a series of the Investment Company. The ratio of the shares of each of the New Funds to be received by the shareholders will be equal to the ratio stated above of growth stocks and value stocks, that is, 52% shares of the Small Cap Value Fund and 48% shares of the Small Cap Growth Fund.

The proposed Reorganization is expected to be effective upon the opening of business on August 1, 2006 or such later date as the parties may agree (the “effective date”). Under the proposed Reorganization, each shareholder of the Aggressive Equity Fund will receive the number of the shares of the New Funds with an aggregate net asset value equal on the effective date to the aggregate net asset value of the shareholder’s shares in the Aggressive Equity Fund. Thereafter, following the proposed Reorganization, shareholders of the Aggressive Equity Fund will be shareholders of the New Funds. No shareholder of the Aggressive Equity Fund will pay a sales or other charge or expense in connection with the Reorganization. Also, there will not be any adverse tax consequences for the variable contract owners. See “Information Relating to the Proposed Reorganization.”

Following the Reorganization, the New Funds will have identical purchase, redemption and dividend policies as the Aggressive Equity Fund.

Reasons for the Reorganization

The Board, including a majority of the Board’s members who are not “interested persons” within the meaning of the 1940 Act (the “disinterested Board members”), has determined that the proposed Reorganization is in the best interests of the applicable Fund’s respective shareholders and the underlying contract owners and that the interests of the shareholders and contract owners will not be diluted as a result of Reorganization. In connection with making these determinations, the Board was provided with information regarding the investment practices of the Aggressive Equity Fund, which provide that the investment adviser determines the ratio between growth and value stocks. The Board was also provided with information on the similarities in the management of the Aggressive Equity Fund growth stock segment and the Small Cap Growth Fund and the similarities in the management of the Aggressive Equity Fund value stock segment and the Small Cap Value Fund, including similarities in investment style and policies, management team, and fund expenses. In the view of fund management and in light of the above factors, each contract owner will be economically in the same position after the Reorganization as they are now, with the additional benefit of being able to determine for him or herself the ratio between value and growth stocks. Indeed, by periodic reallocation between the two New Funds, the contract owner can maintain the current ratio and thus be in the same position as if no Reorganization had taken place, with the exception that there would be no change in the ratio going forward by the investment adviser. Any change in the ratio would be determined by the contract owner, or by a change in the net asset values of the shares of one or both of the New Funds because of investment results of the Fund.

Federal Income Tax Consequences

Sutherland Asbill & Brennan LLP, special tax counsel to the Investment Company, will issue an opinion (based on certain representations) as of the effective date of the Reorganization to the effect that variable contract owners will not recognize gain or loss for federal income tax purposes as a result of the Reorganization. See “Information Relating to the Proposed Reorganization - Federal Income Tax Consequences” below.

Investment Adviser

The investment adviser for the Funds is Mutual of America Capital Management Corporation (“Capital Management”), an indirect wholly-owned subsidiary of MOA. After the Reorganization, the same respective portfolio management team that currently is responsible for each New Fund, each member of which is also part of management team responsible for the corresponding segment of the Aggressive Equity Fund, will continue to make the day-to-day investment decisions for that New Fund.

Investment Objectives and Approaches

The Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund each has an investment objective of seeking capital appreciation. However, the Aggressive Equity Fund can invest in growth and value stocks in any ratio determined by its investment adviser, while the Small Cap

Growth Fund must invest at least 80% of its assets in growth stocks and the Small Cap Value Fund must invest at least 80% of its assets in value stocks.

While the approaches each Fund uses to seek to achieve its objective are similar, there are certain differences in these approaches that should be considered. The following table sets forth the principal investment approach of the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund.

Investment Approach
Aggressive Equity Fund

Invests primarily in growth and value common stocks. It invests in growth stocks issued by companies that its investment adviser believes to possess above average growth potential. It invests in value stocks issued by companies its investment adviser believes to be undervalued in relation to factors such as the company’s assets, earnings or growth potential.

Small Cap Growth Fund	Invests primarily growth stocks issued by companies that its investment adviser believes to possess above average growth potential.
Small Cap Value Fund	Invests primarily in value stocks issued by companies its investment adviser believes to be undervalued in relation to factors such as the company’s assets, earnings or growth potential.

Investment Policies and Restrictions

In addition to the similarities and differences between the investment objectives and principal investment approach of each of the New Funds and the Aggressive Equity Fund, there are certain similarities and differences in the other investment policies and investment restrictions of the Funds, which are discussed below under “Comparison of Investment Objectives and Policies.”

RISK FACTORS

The following discussion highlights the principal risk factors associated with an investment in the Small Cap Growth Fund and an investment in the Small Cap Value Fund and compares those risks with those of an investment in the Aggressive Equity Fund. Further information relating to these and other risks is set forth in “Comparison of Investment Objectives and Policies” below. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the New Funds.

The New Funds and the Aggressive Equity Fund are all subject to market risk and financial (or credit) risk. Market risk refers to how much the value of a security changes (volatility of price) when conditions in the securities markets change or the economic environment changes. Stocks of companies with smaller market capitalizations generally have more market risk and less liquidity than stocks of companies with larger market capitalizations. Securities that trade over-the-counter may be more difficult to sell than securities traded over a national securities exchange, and they can be less liquid as a result. Loss of money is a risk of investing in any of the Funds. Financial or credit risk refers to the earning stability and overall financial soundness of an issuer of an equity security.

The Aggressive Equity Fund and the New Funds may have more market risk and financial risk than certain of the other stock funds of the Investment Company because they generally invest in small capitalization equity securities that often trade over-the-counter. The overall risk level of the Aggressive Equity Fund may be less than that of either of the New Funds since the Aggressive Equity Fund invests in both growth and value stocks, while each New Fund invests only in one of those types of securities. Thus, the Aggressive Equity Fund is more diversified than either of the New Funds.

COMPARATIVE FEE AND EXPENSE TABLES

The table below shows (1) information regarding the fees and expenses paid by the Aggressive Equity Fund and each of the New Funds for the year ended December 31, 2005, and (2) estimated fees and expenses on a pro forma basis for each New Fund after giving effect to the proposed Reorganization with the Aggressive Equity Fund. The fees and charges reflected in the tables and in the example below do not include fees and charges imposed by the variable contracts issued by each Insurance Company and its separate accounts with interests in the Funds. They also do not reflect the reimbursement of certain operating expenses that Capital Management is contractually obligated to make through April 30, 2006.

	Aggressive Equity Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Growth Fund (pro forma with the Aggressive Equity Fund)	Small Cap Value Fund (pro forma with the Aggressive Equity Fund
Shareholder Fees (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses*
Total Annual Fund Operating Expenses

* Capital Management had contractually agreed beginning as of January 1, 2003 to limit each Fund’s total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. Capital Management had voluntarily limited the Funds’ expenses since the inception of each Fund, prior to providing the contractual expense limitation commencing January 1, 2003. This contractual obligation remained in effect for the year 2005 and, as a result of the Capital Management’s written notice of termination under the terms of the Agreement as amended, it will continue until midnight on April 30, 2006 at which time it will terminate. After the termination takes effect, the Investment Company will no longer be reimbursed by Capital Management for any of its expenses.

Example: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

•	you invest $10,000;
•	you sell all of your shares at the end of the period;
•	your investment has a 5% return each year; and
•	each Fund’s operating expenses remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Aggressive Equity Fund

Small Cap Growth Fund*
Small Cap Value Fund*
Pro Forma of the Small Cap Growth Fund with the Aggressive Equity Fund*
Pro Forma of the Small Cap Value Fund with the Aggressive Equity Fund*

*Estimated

INFORMATION RELATING TO THE PROPOSED REORGANIZATION

General

The Reorganization Plan sets forth the terms and conditions under which the Reorganization would be consummated. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the copy of the Reorganization Plan attached as Appendix A to this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

Description of the Reorganization Plan

The Reorganization Plan provides that at the closing substantially all (other than cash in an amount necessary to pay dividends and distributions as provided in the Reorganization Plan) of the assets and all of the liabilities of the Aggressive Equity Fund will be transferred to and assumed by the New Funds. The amount of the assets and liabilities transferred will be equal to the amount of assets in the appropriate segment (growth or value stock segment) being transferred to the corresponding New Fund. In exchange for the transfer of the assets and the assumption of the liabilities, the Investment Company will issue at the closing full and fractional shares of the New Funds equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Aggressive Equity Fund as determined at the valuation time specified in the Reorganization Plan. The amount of the shares of each New Fund will be in proportion to the proportionate amount of the assets of the Aggressive Equity Fund transferred to each New Fund. The Reorganization Plan provides that the Aggressive Equity Fund will declare a dividend or dividends and/or other distributions on or as soon as practicable prior to the Closing Date (as defined in the Reorganization Plan) which will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date

Following the transfer of assets to, and the assumption of the liabilities of, the Aggressive Equity Fund by the New Funds, the Aggressive Equity Fund will distribute the shares of each New Fund in liquidation of the Aggressive Equity Fund. Each Aggressive Equity Fund shareholder at the Closing Date will receive an amount of shares with a total net asset value equal to the net asset value of their Aggressive Equity Fund shares plus the right to receive any dividends or distributions that were declared before the Closing Date but that remained unpaid at that time with respect to the Aggressive Equity Fund shares.

Then there will be a transfer at the subaccount level of the separate accounts of each Insurance Company, with the Aggressive Equity Fund subaccount of each separate account transferring the shares of the New Funds it has received to the New Funds subaccounts of that separate account in exchange for units of those subaccounts. The units of the Aggressive Equity Fund subaccount will be redeemed and exchanged for units in the New Funds subaccounts

After the Reorganization, all of the issued and outstanding shares of the Aggressive Equity Fund shall be canceled on the books of the Fund and the transfer books of the Aggressive Equity Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Aggressive Equity Fund shareholders; the receipt of a legal opinion from special tax counsel to the Investment Company with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below; and the parties’ performance of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Closing Date will be August 1, 2006 or such other date as is determined by management.

MOA or Capital Management will bear the costs and expenses associated with the Reorganization, including costs of soliciting proxies.

Board Considerations

In approving the Reorganization at a meeting held on February 24, 2005, the Board considered the proposed Reorganization from the perspective of all of the Funds. In light of discussions of the Board regarding the Aggressive Equity Fund at the February 2005 meeting, the Board, including a majority of the disinterested Directors, unanimously decided to approve the Reorganization and to recommend its approval to shareholders.

From the perspective of the Aggressive Equity Fund, the Board considered the nature of the investment practices of the Aggressive Equity Fund and the benefit to shareholders of being able to determine the ratio between growth and value stocks after the Reorganization. It also considered the historical performance of the Aggressive Growth Portfolio, and the effect on performance of the investment adviser’s determination of the ratio between growth and value stocks.

The Board also considered the similarities and differences in investment practices and risks between the Aggressive Equity Fund and the New Funds. It considered that the New Funds have, identical investment objectives and similar investment policies with respect to the segment of the Aggressive Growth Portfolio that each is receiving. It also considered that each member of a New Fund’s portfolio management team currently is also a member of the management team of the Aggressive Equity Fund for the corresponding segment. It considered that the management fee for each

New Fund after the Reorganization would be the same as the current management fee for the Aggressive Equity Fund, and that transfer of the assets of the Aggressive Equity Fund into the New Funds would enable the contract owners to have the ability to determine for themselves the ratio of growth stocks to value stocks on an ongoing basis.

The Board also considered the terms of the Reorganization Plan, and the fact that the Reorganization would not result in variable contract owners recognizing any gain or loss for federal income tax purposes.

From the perspective of the New Funds, the Board considered, among other things: the terms of the Reorganization Plan; the opportunity to add a significant amount of assets and thus achieve economies of scale and lower expense ratio than each has as a new series of the Investment Company; and the fact that the Reorganization would constitute a tax-free reorganization.

After considering the foregoing factors, together with such other information as they believed to be relevant, the Board determined that the proposed Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders and, indirectly, the contract owners, would not be diluted as a result of the Reorganization. The Board then approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Aggressive Equity Fund shareholders for approval.

Therefore, the Investment Company’s Board of Directors unanimously recommends that Shareholders vote “FOR” the Proposal.

The Board has not determined what action the Aggressive Equity Fund would take in the event shareholders fail to approve the Reorganization Plan or for any reason the Reorganization is not consummated. In any such event, the Aggressive Equity Fund may, at least for a period of time, continue operations as a separate series of the Investment Company, or it may be closed as an investment option to new contributions or transfers, and the Board of Directors may consider alternatives to the Reorganization in the best interests of shareholders.

Certain Arrangements with Service Providers

Advisory Services

Capital Management is the investment adviser for each of the Small Cap Growth Fund, the Small Cap Value Fund and the Aggressive Equity Fund. Capital Management provides investment advice and, in general, supervises the management and investment program for each of the Funds. As compensation for its services, Capital Management receives a management fee from each Fund at the annual rate of 0.85% of the average daily net assets of the Fund.

Therefore, after the Reorganization, the New Funds will each pay management fees at a rate that is the same as the rate currently paid by the Aggressive Equity Fund. Furthermore, it is expected that the expenses of each New Fund, other than the management fee, and its overall expense ratio will be substantially the same after the Reorganization as the current expenses of the Aggressive Equity Fund.

Other Services

After the Reorganization, shares of the New Funds will continue to be offered to the separate accounts of the Insurance Companies that originally held shares in the Aggressive Equity Fund.

After the Reorganization, the service providers for the New Funds will remain the same. MOA will serve as the transfer agent. MOA will also provide certain recordkeeping, accounting, pricing and bookkeeping services. After the Reorganization, JPMorgan Chase Bank, 1285 Avenue of the Americas, New York, New York 10019, will continue as the custodian for the New Funds.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the Reorganization is subject to the condition that the Investment Company receive an opinion of Sutherland, Asbill & Brennan, special tax counsel to the Investment Company, to the effect that for federal income tax purposes no gain or loss will be recognized by contract owners as a result of the Reorganization.

The Investment Company has not sought a tax ruling from the Internal Revenue Service (the “IRS”), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisors concerning their potential tax consequences, including state and local income taxes.

CAPITALIZATION

Because the assets of the Aggressive Equity Fund will be transferred to the two New Funds if the Reorganization is consummated, the total capitalization of each New Fund after the Reorganization is expected to be greater than the current capitalization of each Fund separately. The following table sets forth as of December 31, 2005: (1) the capitalization of the Aggressive Equity Fund and each New Fund; (2) the pro forma capitalization of the Small Cap Growth Fund as adjusted to give effect to the proposed Reorganization; and (3) the pro forma capitalization of the Small Cap Value Fund as adjusted to give effect to the proposed Reorganization. The assets and outstanding shares of the Funds are likely to be different on the Closing Date than was the case on December 31, 2005 as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Small Cap Growth Fund and the Small Cap Value Fund commenced operations on July 1, 2005.

	Aggressive Equity Fund	Small Cap Growth Fund	Small Cap Value Fund	Pro Forma Small Cap Growth Fund	Pro Forma Small Cap Value Fund
Total Net Assets	$	$	$	$	$

Shares Outstanding

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion summarizes some of the investment policies of each New Fund, together with the primary differences, if any, from those of the Aggressive Equity Fund.

Investment Objective

The investment objective of each of the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund is the same: capital appreciation.

Investment Policies and Restrictions

While the investment policies and restrictions of the Small Cap Growth Fund, the Small Cap Value Fund and the Aggressive Equity Fund are similar, there are certain important differences that should be considered.

The Aggressive Equity Fund invests in both growth and value common stocks, in a ratio (currently 52% value stocks and 48% growth stocks) determined from time to time by the investment manager. The Small Cap Growth Fund invests at least 80% of its assets in growth stocks, and the Small Cap Value Fund invests at least 80% of its assets in value stocks. Thus the Aggressive Equity Fund is a more diversified, and less volatile, fund than either the Small Cap Growth Fund or the Small Cap Value Fund.

No Fund's investment objective is fundamental. The investment objective and investment policies of any of the Funds as described above may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment. Contract owners with assets allocated to the Small Cap Growth Fund will be given at least 60 days prior notice of any change in the Small Cap Growth Fund’s policy of investing at least 80% of its net assets in growth stocks, and contract owners with assets allocated to the Small Cap Value Fund will be given at least 60 days prior notice of any change in the Small Cap Value Fund’s policy of investing at least 80% of its assets in value stocks. The fundamental investment restrictions of each Fund, which are set forth in the Investment Company’s Statement of Additional Information, are identical.

.

NEW FUND FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period

The following financial highlights table is intended to help you understand each New Fund's financial performance. Financial highlights for each Fund since are set forth below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The expenses reflected in the table do not reflect any expenses associated with variable contracts such as administrative fees, account charges and surrender charges. If those expenses were included, the expenses shown in the table would be higher and the total returns would be lower. The financial highlights for 2005 have been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the annual report, which is available upon request.

Year Ended December 31,
SMALL CAP GROWTH FUND	2005
Net Asset Value, Beginning of Period
Income (Loss) From Operations:
Net investment loss
Net realized and unrealized gain

Total Income From Operations
Less Distributions From:
Net realized gains	-
Total Distributions	-
Net Asset Value, End of Period
Total Return
Net Assets, End of Period (000’s)
Ratios to Average Net Assets:
Expenses (1)
Net investment loss
Fund Turnover Rate

Year Ended December 31,
SMALL CAP VALUE FUND	2005
Net Asset Value, Beginning of Period
Income (Loss) From Operations:
Net investment loss
Net realized and unrealized gain
Total Income From Operations
Less Distributions From:
Net realized gains	-
Total Distributions	-
Net Asset Value, End of Period
Total Return
Net Assets, End of Period (000’s)
Ratios to Average Net Assets:
Expenses (1)
Net investment loss
Fund Turnover Rate

.

(1) As a result of a contractual expense reimbursement effective through April 30, 2006, the ratio of expenses to average net assets is limited to the Fund’s investment advisory fee. The expense ratio before the Adviser’s expense reimbursement to the Fund was     %.

* Annualized.

SUMMARY OF INFORMATION ABOUT THE INVESTMENT COMPANY GENERALLY

Purchases and Redemptions

The Investment Company offers shares in the Funds only to the Insurance Companies, without sales charge, for allocation to their separate accounts. Acceptance by an Insurance Company of an order for allocating account balance to one of the separate account funds constitutes a purchase order for shares of the corresponding Fund of the Investment Company. In order to comply with Federal laws and regulations to prevent the funding of terrorism and money laundering activities, the Investment Company may refuse to accept funds or issue shares or effect subsequent transactions including accepting additional funds. These actions will be taken on a discretionary basis or when required or compelled to do so by a government authority or applicable law.

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined. The Investment Company does not imposed any deferred sales charge on redemptions. Redemption proceeds are normally paid within seven days of receipt of the redemption request, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by an Insurance Company of an order for withdrawal of account balance from one of the separate account funds constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

Dividends, Distributions and Taxes

Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code. As a result of qualifying as a regulated investment company, a Fund will not be subject to federal income tax to the extent that the Fund distributes its net investment income and net capital gains. All income and capital gain distributions are automatically reinvested in additional shares of the Fund at net asset value without a sales charge.

Organizational Structure

Each Fund is a series of the Investment Company, a Maryland corporation, and is, therefore, governed by the Investment Company’s Articles of Incorporation, as amended and supplemented from time to time (“Articles of Incorporation”), Bylaws, and by Maryland law. Thus, the following discussion is applicable to each Fund. Additionally, the Investment Company and each Fund are, and will continue to be, governed by the 1940 Act.

The Investment Company has 3.5 billion authorized shares of stock, par value $.01 per share, which may be divided into series and classes. The Articles of Incorporation authorizes the issuance of shares in different series, and authorizes the Board, without further shareholder action, to establish and create additional series and to designate the rights and preferences of the shareholders of each of the respective series. Each Investment Company Fund is a separate series with a separate portfolio of securities, and the shares of each series are preferred over all other series with respect to assets allocated to that series. Each share of a series of the Investment Company represents an equal proportionate interest in that series with each other share of that series. Each series currently has only one class of shares, but may in the future issue multiple classes of shares.

In addition to the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund, the Investment Company currently offers 12 other portfolios: the Equity Index, All America, Mid-Cap Equity Index, Mid-Term Bond, Short-Term Bond, Mid Cap Value, Composite, Bond, Money Market, Aggressive Allocation, Moderate Allocation, and Conservative Allocation Funds. The Investment Company’s prospectuses and statement of additional information include detailed descriptions of each Investment Company Fund. The Investment Company may add or subtract additional Investment Company Funds from time to time in the future.

The foregoing is only a summary of certain organizational and governing documents and Maryland corporate law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough description. Copies of the Articles of Incorporation and Bylaws of the Investment Company are available without charge upon written request.

VOTING INFORMATION

The Insurance Companies are the record owners of all of the shares of the Aggressive Equity Fund. Each Insurance Company will vote the Aggressive Equity Fund’s shares at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under its variable contracts. Contract owners and certain annuitants and/or beneficiaries have the right to instruct the Insurance Company that issued the variable contract as to the number of shares (and fractional shares) attributable to their variable contract’s value on the record date allocated to the separate account that holds shares of the Aggressive Equity Fund.

Each Insurance Company will vote shares attributable to its variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) to those for which timely instructions are received. In other words, each Insurance Company is entitled to vote shares for which no instructions are received, but will do so in the same proportion as shares for which instructions have been received from contract owners for such Insurance Company. If a Voting Instruction Form is received that does not provide any instructions, the Insurance Company will consider its timely receipt as an instruction to vote in favor of the proposal. In certain circumstances, the Insurance Company has the right to disregard voting instructions from certain owners. The Insurance Companies do not believe that these circumstances exist with respect to matters currently before shareholders and contract owners. Contract owners may revoke previously submitted voting instructions given to an Insurance Company by notifying the Insurance Company in writing at any time before 5:00 p.m. (Eastern time) on April 25, 2006 or by attending and voting in person at the Meeting. MOA or Capital Management will bear all of the expenses of soliciting voting instructions. The solicitation will be made primarily by mail, but the Insurance Companies and their affiliates may make telephone, electronic, or oral communications to contract owners.

A majority of the outstanding shares of the Aggressive Equity Fund represented in person or by proxy must be present at the Meeting to constitute a quorum. As the aggregate record owner of all of the shares of the Aggressive Equity Fund, the Insurance Companies’ presence at the Meeting will be sufficient to constitute a quorum. If a quorum is not present at the Meeting, or if a quorum is present but, at the Meeting, sufficient votes to approve the Reorganization are not received, the persons with proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the shares represented at the Meeting in person or by proxy. Based on voting instructions received, proxies will vote in favor of such adjournment those instructions that are in favor of the Reorganization, will vote against any adjournments those instructions that are against the Reorganization, and will abstain from voting with respect to any adjournment those instructions that are marked to abstain in connection with the Reorganization.

Approval of the Reorganization Plan by the Aggressive Equity Fund shareholders requires the affirmative vote of the holders of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Aggressive Equity Fund. Shareholders of record are entitled to one vote for each full share owned, with a fractional vote for each fractional share. The Reorganization does not require the approval of the shareholders of the New Funds.

The Board has fixed February 24, 2006 as the record date for determining shareholders entitled to receive notice of and to vote at the Meeting. To be counted, an Insurance Company must receive an owner’s properly executed Voting Instruction Form at the Investment Company’s office by 5:00 p.m. Eastern time on April 25, 2006.

The name, address and percentage ownership of the persons who owned beneficially more than 5% of a Fund through any separate accounts of the Insurance Companies invested in the Aggressive Equity Fund, the percentage of such ownership, and the percentage that would be owned by such persons upon consummation of the Reorganization based upon their holdings and the net asset values of the Funds as of the record date are as follows:

Name and Address	Fund	Percentage of Fund Owned on Record Date	Percentage of the Small Cap Growth Fund Ownership Upon Consummation	Percentage of the Small Cap Value Fund Ownership Upon Consummation
None

The Directors and Officers of each Investment Company beneficially owned in the aggregate less than 1% of each Fund. As of the record date, the Insurance Companies owned of record 100% of the outstanding shares of each New Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about each New Fund is included in the Prospectus for the New Funds dated May 1, 2005, as supplemented, which is incorporated herein by reference and enclosed with this Combined Proxy Statement/Prospectus as Appendix B. Information about the Aggressive Equity Fund is included in its Prospectus dated May 1, 2005, as supplemented, and additional information about the Funds is included in the Investment Company’s Statement of Additional Information dated May 1, 2005, as supplemented, which have been filed with the SEC and are incorporated herein by reference. Copies of the Aggressive Equity Fund’s Prospectus and the Statement of Additional Information may be obtained without charge by calling 1-800-468-3785. The Investment Company is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the SEC under the 1940 Act and the Securities Exchange Act of 1934. These materials can be inspected and copied at the Public Reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained for a fee by written request to the Public Reference Branch, Securities and Exchange Commission, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, and is also available on the SEC’s web site at http://www.sec.gov.

The financial statements of each Fund contained in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005 have been audited by KPMG LLP, independent registered public accounting firm for the Investment Company. These annual reports, as well as most recent semi-annual report of the Aggressive Equity Fund, which contain unaudited financial statements of the Fund for the six months ended June 30, 2005, may be obtained without charge by calling 1-800-468-3785.

Since the New Funds both commenced operations on July 1, 2005, there is no semi-annual report for either New Fund.

OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board’s intention that, except where contract owners’ Instruction Forms contain specific restrictions to the contrary, proxies will vote on such matters in accordance with the judgment of the proxy.

LITIGATION

The Investment Company is not involved in any litigation that would have any material adverse effect upon either the Aggressive Equity Fund or the New Funds.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Investment Company in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-468-3785.

* * *

Shareholders who do not expect to be present at the Meeting are requested to date and sign the enclosed Voting Instructions Forms and return it in the enclosed envelope. No postage is required if mailed in the United States.

APPENDIX A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this __ day of ________, 2006 by Mutual of America Investment Corporation, a Maryland corporation with its principal place of business at 320 Park Avenue, New York, New York 10022 (the “Investment Company”), on behalf of its series, the Aggressive Equity Fund (the “Aggressive Equity Fund” or, at times, the “Merging Fund”) and the Small Cap Growth Fund and the Small Cap Value Fund (the “New Funds” or, at times, the “Acquiring Funds,” and together with the Merging Fund, the “Funds”).

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to each of the Merging Fund and the Acquiring Funds, with which the Merging Fund will reorganize, as provided herein. The reorganization will consist of: (1) the transfer of substantially all of the Merging Fund’s assets to the Acquiring Funds, in exchange solely for shares of beneficial interest (no par value) of the Acquiring Funds (the “Acquiring Fund Shares”); (2) the assumption by the Acquiring Funds of all of the Merging Fund’s liabilities; and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Merging Fund in complete liquidation of such Merging Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan (the “Reorganization”).

In order to consummate the Plan, the following actions shall be taken by the Investment Company on behalf of the Merging Fund and the Acquiring Funds:

1.	THE REORGANIZATION

1.1.        Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Investment Company, on behalf of the Merging Fund, agrees to transfer to the Acquiring Funds substantially all of the Merging Fund’s assets as set forth in Section 1.2, and each Acquiring Fund agrees in exchange therefor:

(i)           to issue and deliver to the Merging Fund the number of full and fractional Acquiring Fund Shares determined by dividing the portion of the net value of the assets (such net value computed as set forth in Section 2.1 hereof and referred to as the “Merging Fund Value”) attributable to the Merging Fund Shares by the net asset value (“NAV”) of an Acquiring Fund Share (computed as set forth in Section 2.2); and

(ii)	to assume all of the liabilities of the Merging Fund, as set forth in Section 1.3.

Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2.        The assets of the Merging Fund to be transferred to the Acquiring Funds (collectively, “Assets”) shall consist of all property and assets of every kind and nature of the Merging Fund, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in Section 1.4 hereof and the Merging Fund’s rights under this Plan.

1.3.        The Acquiring Funds shall assume all liabilities of the Merging Fund, whether accrued or contingent, existing at the Valuation Time as defined in Section 2.1. The Merging Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in Section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

1.4.        On or as soon as practicable prior to the Closing Date, the Merging Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5.        Immediately after the transfer of its assets provided for in Section 1.1, the Merging Fund will distribute to its shareholders of record (the “Merging Fund Shareholders”), determined as of the Valuation Time as defined in Section 2.1, on a pro rata basis, the Acquiring Funds Shares received by the Merging Fund pursuant to Section 1.1 and will completely liquidate. Merging Fund Shareholders owning Merging Fund Shares shall receive Acquiring Funds Shares therefor. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Funds Shares then credited to the account of the Merging Fund on the books of each Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Merging Fund Shareholders. The aggregate net asset value of the Acquiring Funds Shares to be so credited to Merging Fund Shareholders shall be equal to the aggregate net asset value of the Merging Fund Shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Merging Fund will simultaneously be cancelled on the books of the Merging Fund. The Acquiring Funds will not issue certificates representing Acquiring Funds Shares in connection with such exchange.

1.6.        Ownership of Acquiring Funds Shares will be shown on each Acquiring Fund’s books. Shares of each Acquiring Fund will be issued in the manner described in each Acquiring Fund’s then-current prospectus and statement of additional information.

1.7.        Any reporting responsibility of the Merging Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Fund or the Investment Company on behalf of the Merging Fund.

1.8.        All books and records of the Merging Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Funds from and after the Closing Date and shall be turned over to the Acquiring Funds as soon as practicable following the Closing Date.

2.	VALUATION

2.1.        The value of the Assets and liabilities of the Merging Fund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) on the last trading day prior to the Closing Date (such time and date also being hereinafter called the “Valuation Time”), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in each Acquiring Fund’s then-current prospectus and statement of additional information. The Merging Fund Value shall be determined by dividing the value of the Assets of the Merging Fund less the value of the liabilities of the Merging Fund as determined as provided herein.

2.2.        The net asset value of Acquiring Funds Shares shall be computed as of the Valuation Time using the valuation procedures set forth in each Acquiring Fund’s then-current prospectus and statement of additional information.

2.3.        All computations of value hereunder shall be made in accordance with each Fund’s regular practice as set forth in its prospectus and statement of additional information and the requirements of the 1940 Act, and shall be subject to confirmation by the Investment Company’s Board of Directors and the Investment Company’s independent auditors.

3.	CLOSING AND CLOSING DATE

3.1.        The Reorganization Closing contemplated by this Plan shall be August 1, 2006, or such earlier or later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Mutual of America Life Insurance Company (the “Insurance Company”), 320 Park Avenue, New York, New York 10022, or at such other place and time as the parties may agree.

3.2.        The Investment Company shall furnish to each Acquiring Fund a statement of the Merging Fund’s net assets, together with a list of portfolio holdings with values as determined in Section 2.1, all as of the Valuation Time, certified by the Investment Company’s Treasurer.

3.3.        The Investment Company, on behalf of the Merging Fund, shall have provided for delivery, as of the Closing, of the Merging Fund’s Assets to the appropriate accounts of the Acquiring Funds at the Acquiring Funds’ custodian, JPMorgan Chase Bank (the “Custodian”). The Merging Fund’s securities and instruments deposited with a securities depository, as defined in the applicable rules adopted under section 17(f), or a futures commission merchant, as defined in Rule 17f-6, each under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Merging Fund’s Custodian. The cash to be transferred by the Merging Fund shall be transferred and delivered by the Funds as of the Closing Date for the appropriate accounts of the Acquiring Funds.

3.4.        The Investment Company shall instruct Mutual of America Life Insurance Company, the transfer agent of the Merging Fund, to deliver at the Closing its records containing the names and addresses of the Merging Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Merging Fund Shares owned by each such shareholder immediately prior to the Closing. The Investment Company on behalf of each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Merging Fund or provide evidence satisfactory to the Merging Fund that such Acquiring Fund Shares have been credited to the Merging Fund’s accounts on the books of the Acquiring Fund.

3.5.        In the event that immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or the Merging Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Investment Company, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Merging Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.6.        At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

4.	REPRESENTATIONS AND WARRANTIES

4.1.        The Investment Company makes the following representations and warranties about the Merging Fund:

(a)          The Investment Company is a corporation duly established and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Merging Fund has been duly established as a series of the Investment Company.

(b)          No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Investment Company, on behalf of the Merging Fund, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and state securities laws.

(c)          The Merging Fund is not, and the execution, delivery and performance of this Plan by the Investment Company on behalf of the Merging Fund will not result, in violation of Maryland law or of the Investment Company’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Investment Company or the Merging Fund is a party or by which any of those entities is bound, nor will the execution, delivery and performance of this Plan by the Investment Company on behalf of the Merging Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Merging Fund is a party or by which it is bound.

(d)          To the Investment Company’s knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Merging Fund or any properties or assets held by it. The Investment Company knows of no facts that might form the basis for the institution of such proceedings or which would materially and adversely affect its business, or the business of the Merging Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Merging Fund’s business or its or the Merging Fund’s ability to consummate the transactions herein contemplated.

(e)          The financial statements of the Merging Fund at and for the year ended December 31, 2005, audited by KPMG LLP, independent registered public accounting firm, and at and for the six months ended June 30, 2005, are in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied. All of such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Merging Fund as of the dates thereof in accordance with GAAP, and there are no known actual or contingent liabilities of the Merging Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein.

(f)           Since December 31, 2005, there has not been any material adverse change in the Merging Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Merging Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by each Acquiring Fund. For purposes of this subsection (f), a decline in net asset value per share of the Merging Fund due to declines in market values of securities in the Merging Fund’s portfolio, the discharge of Merging Fund liabilities, or the redemption of Merging Fund Shares by Merging Fund Shareholders shall not constitute a material adverse change.

(g)          At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Merging Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Investment Company’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

(h)          For each taxable year of its operation (including the tax year ending on the Closing Date), the Merging Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. At Closing, the Merging Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date. The authorized capital of the Investment Company consists of an unlimited number of shares of beneficial interest, all without par value, and divided into 15 series.

(i)           All issued and outstanding shares of the Merging Fund: (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (3) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Merging Fund’s transfer agent, as provided in Section 3.4. There are no outstanding options, warrants or other rights to subscribe for or purchase any Merging Fund Shares, nor is there outstanding any security convertible into any Merging Fund Share.

(j)           At the Closing Date, the Investment Company, on behalf of the Merging Fund, will have good and marketable title to the Merging Fund’s Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Investment Company, on behalf of each Acquiring Fund, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, each Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Investment Company, on behalf of each Acquiring Fund, has received notice and necessary documentation at or prior to the Closing.

(k)         The current prospectus and statement of additional information of the Merging Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)           The Registration Statement referred to in Section 5.5, insofar as it relates to the Merging Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading.

(m)         As promptly as practicable, but in any case with sixty (60) days after the Closing Date, the Merging Fund will furnish to each Acquiring Fund, in such form as is reasonably satisfactory to each Acquiring Fund, a statement of the earnings and profits of the Merging Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over by the Acquiring Funds as a result of Section 381 of The Code, and which will be certified by the Treasurer of the Merging Fund.

4.2.        The Investment Company makes the following representations and warranties about each Acquiring Fund:

(a)          The Investment Company is a corporation duly established and validly existing under the law of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. Each Acquiring Fund has been duly established as a series of the Investment Company.

(b)          No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Investment Company, on behalf of each Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

(c)          The Acquiring Funds are not, and the execution, delivery and performance of this Plan by the Investment Company on behalf of the Acquiring Funds will not result, in violation of Maryland law or of the Investment Company’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which an Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Plan by the Investment Company on behalf of each Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which an Acquiring Fund is a party or by which it is bound.

(d)          To the Investment Company’s knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquiring Fund or any properties or assets held by it. The Investment Company knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of an Acquiring Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or an Acquiring Fund’s business or its or an Acquiring Fund’s ability to consummate the transactions herein contemplated.

(e)         The financial statements of each Acquiring Fund at and for the year ended December 31, 2005, audited by KPMG LLP, independent registered public accounting firm, are in accordance with GAAP consistently applied. All such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Fund as of such date in accordance with GAAP, and there are no known actual or contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(f)          Since December 31, 2005, there has not been any material adverse change in an Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Merging Fund. For purposes of this subsection (f), a decline in net asset value per share of an Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(g)         At the date hereof and at the Closing Date, all federal and other tax returns and reports of each Acquiring Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Investment Company’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

(h)         For each taxable year of its operation, each Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to do so for the taxable year including the Closing Date.

(i)          All issued and outstanding shares of each Acquiring Fund: (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Funds Shares, nor is there outstanding any security convertible into any Acquiring Funds Shares. The Acquiring Funds Shares to be issued and delivered to the Merging Fund for the account of the Merging Fund Shareholders pursuant to the terms of this Plan, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Funds Shares, and will be fully paid and non-assessable.

(j)           At the Closing Date, the Investment Company, on behalf of each Acquiring Fund, will have good and marketable title to each Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Investment Company, on behalf of the Merging Fund, has received notice at or prior to the Closing.

(k)          The current prospectus and statement of additional information of each Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)           The Registration Statement, insofar as it relates to an Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

4.3.	The Investment Company makes the following representations and warranties about itself:

(a)          The Investment Company is duly registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b)          The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of the Directors of the Investment Company, and, subject to the approval of the shareholders of the Merging Fund, this Plan constitutes a valid and binding obligation of the Investment Company, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general principles of equity.

(c)          The information to be furnished by the Investment Company for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply with federal securities and other laws and regulations applicable thereto.

5.	INTENTIONS

5.1.        Each Fund intends to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund’s normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

5.2.        The Investment Company and the Merging Fund intend to call a meeting of the shareholders of the Merging Fund to consider and act upon this Plan and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

5.3.        The Investment Company and the Merging Fund intend that the Acquiring Funds Shares to be issued hereunder will not be acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

5.4.        Subject to the provisions of this Plan, the Investment Company intends to take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Plan.

5.5.        The Investment Company will file a Registration Statement on Form N-14 (the “Registration Statement”) under the 1933 Act, including the combined proxy statement/prospectus contained therein, in connection with the meeting of shareholders of the Merging Fund to consider approval of this Plan and the transactions contemplated herein, with the Commission as promptly as practicable.

5.6.        Each of the Investment Company and the Merging Fund intends that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Investment Company may reasonably deem necessary or desirable in order to vest in and confirm an Acquiring Fund’s title to and possession of the Assets and otherwise to carry out the intent and purpose of this Plan.

5.7.        Each of the Investment Company and the Acquiring Funds intends that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Investment Company may reasonably deem necessary or desirable in order to (i) vest and confirm the Investment Company’s title to and possession of all Acquiring Funds Shares to be transferred to the Merging Fund pursuant to this Plan and (ii) assume the assumed liabilities of the Merging Fund.

5.8.        The Investment Company intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of an Acquiring Fund, to continue its operations after the Closing Date.

5.9.        As soon as reasonably practicable after the Closing, the Merging Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Funds Shares received at the Closing.

5.10.      The Investment Company intends to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by the Plan as promptly as practicable.

6.	CONDITIONS PRECEDENT TO BE FULFILLED BY THE INVESTMENT COMPANY

The consummation of the transactions provided for herein shall be subject to the following conditions, unless the appropriate officers of the Investment Company determine that the waiver of any such condition on behalf of a Fund would be in the best interests of that Fund and its shareholders:

6.1.        All representations and warranties of the Investment Company, on behalf of itself, the Merging Fund and the Acquiring Funds, contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Investment Company, the Merging Fund, or an Acquiring Fund, or the advisers, trustees, or officers of any of the foregoing, arising out of this Plan and (ii) no facts are known to the Investment Company, the Merging Fund, or the Acquiring Funds, that any of such persons reasonably believes might result in such litigation.

6.2.        The Chairman of the Board, Chief Executive Officer of the Investment Company shall execute a certificate, dated as of the Closing Date, to the effect that the representations and warranties of the Investment Company on behalf of itself, the Merging Fund and each Acquiring Fund made in this Plan are true and correct on and as of the Closing Date.

6.3.        The Investment Company shall have received on the Closing Date an opinion of counsel to the Insurance Company, in a form reasonably satisfactory to the Investment Company, and dated as of the Closing Date, to the effect that:

(a)          the Investment Company is existing under the law of the State of Maryland as a corporation, and the Merging Fund and each Acquiring Fund have been duly designated as series of the Investment Company;

(b)          the Investment Company, with respect to the Merging Fund and each Acquiring Fund, has the power as a Maryland corporation to carry on its business as presently conducted in accordance with the description thereof in the Investment Company’s registration statement under the 1940 Act;

(c)          the Plan has been duly authorized and executed, and constitutes a valid and legally binding obligation of the Investment Company, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors’ rights and remedies (including such as may deny giving effect to waivers of debtors’ or guarantors’ rights), and considerations of public policy;

(d)          the execution of the Plan did not, and the exchange of the Merging Fund’s Assets for Acquiring Funds Shares pursuant to the Plan will not, violate the Investment Company’s Articles of Incorporation or By-laws; and

(e)          to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Investment Company on behalf of the Merging Fund and each Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Merging Fund’s Assets for Acquiring Funds Shares pursuant to the Plan have been obtained or made.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Investment Company with regard to matters of fact. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Investment Company may reasonably request.

6.4.        The Investment Company and each Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by them on or before the Closing Date.

6.5.        The Investment Company, on behalf of each Acquiring Fund, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the Investment Company pursuant to which the Investment Company, on behalf of Acquiring Funds, will assume all of the liabilities of the Merging Fund existing at the Valuation Time.

6.6.        The Investment Company shall have delivered to the Acquiring Funds the statement of net assets described in Section 3.2.

6.7.        This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Fund in accordance with the provisions of the Investment Company’s Articles of Incorporation and By-Laws. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 6.7.

6.8.        On the Closing Date, no action, suit or other proceeding shall be pending or to either party’s knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Plan or the transactions contemplated herein.

6.9.        All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or the Merging Fund.

6.10.      The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.11.      The parties shall have received an opinion of Sutherland Asbill & Brennan addressed to the Investment Company, the Merging Fund, and each Acquiring Fund substantially to the effect that, based upon certain facts, assumptions and representations, for federal income tax purposes, no gain or loss will be recognized as a result of the Reorganization by owners of variable annuity contracts or variable life insurance policies whose assets have been allocated to the Funds. The delivery of such opinion is conditioned upon receipt by Sutherland Asbill & Brennan of representations it shall request of each Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 6.11.

7.	FEES AND EXPENSES

7.1.        The Investment Company represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

7.2.        Expenses of the Reorganization will be borne by the Insurance Company or its subsidiary, Mutual of America Capital Management Corporation.

8.	ENTIRE PLAN; SURVIVAL OF WARRANTIES

8.1.        This Plan embodies the entire plan of the Investment Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.

8.2         The representations, warranties and intentions contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

9.	TERMINATION

This Plan may be terminated and the transactions contemplated hereby may be abandoned at any time (whether before or after approval thereof by the shareholders of the Merging Fund) prior to the Closing or the Closing may be postponed by the Investment Company on behalf of a Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable. This Plan shall automatically terminate if the Closing shall not have occurred on or before December 31, 2006, unless such date is extended by the Investment Company on behalf of the Funds. In the event of any termination, this Plan shall become void and have no further effect with respect to the Merging Fund or an Acquiring Fund, and neither the Investment Company, the Merging Fund, an Acquiring Fund, nor the Directors, officers, agents or shareholders of the Investment Company shall have any liability in respect of this Plan.

10.	AMENDMENTS

This Plan may be amended, modified or supplemented in writing in such manner as may be determined appropriate by the authorized officers of the Investment Company; provided, however, that following the meeting of shareholders of the Merging Fund called by the Investment Company pursuant to Section 5.3 of this Plan, no such amendment may have the effect of reducing the number of the Acquiring Funds Shares to be issued to the shareholders of the Merging Fund under this Plan to the detriment of such shareholders without their further approval.

11.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Investment Company on behalf of the Merging Fund or each Acquiring Fund, as the case may be, c/o the president, Chairman of the Board and Chief Executive Officer, Manfred Altstadt, with a copy to the Secretary of the Investment Company, Thomas L. Martin, or to the Investment Company.

12.	HEADINGS; GOVERNING LAW; LIMITATION OF LIABILITY

12.1.      The Article and Section headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

12.2.      This Plan shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the Investment Company has caused this Plan to be executed by its Chairman of the Board, Chief Executive Officer and attested by its Secretary or Assistant Secretary.

Attest:	Mutual of America Investment Corporation on behalf of

the Aggressive Equity Fund

By:
Name:
Title:

Attest:	Mutual of America Investment Corporation on behalf of the

Small Cap Growth Fund

By:
Name:
Title:

Attest:	Mutual of America Investment Corporation on behalf of the

Small Cap Value Fund

By:
Name:
Title:

Part B

STATEMENT OF ADDITIONAL INFORMATION

March , 2006

MUTUAL OF AMERICA INVESTMENT CORPORATION

Aggressive Equity Fund

Small Cap Growth Fund

Small Cap Value Fund

320 Park Avenue

New York, New York 10022

(800)-468-3785

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated March , 2006 for the Special Meeting of Shareholders of the Aggressive Equity Fund (“Aggressive Equity Fund”), a series of Mutual of America Investment Corporation (the “Investment Company”), to be held on April 26, 2006. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling 1-800-468-3785.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

Further information about the Small Cap Growth Fund and the Small Cap Value Fund is contained in the Investment Company’s Statement of Additional Information dated May 1, 2005, which is incorporated herein by reference to Post-Effective Amendment No. 26 of the Investment Company filed under rule 485(b) under the Securities Act of 1933 on April 29, 2005, and will be provided to all shareholders or contract owners requesting this SAI.

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

GENERAL INFORMATION	2
FINANCIAL STATEMENTS	3

GENERAL INFORMATION

The Shareholders of the Aggressive Equity Fund are being asked to consider and vote on one proposal with respect to a Plan of Reorganization (the “Reorganization Plan”) dated as of _________ by the Investment Company, on behalf of each of the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund, and the transactions contemplated thereby. The Reorganization Plan contemplates the transfer of substantially all of the assets and all of the liabilities of the Aggressive Equity Fund to the New Funds in exchange for shares issued by the Investment Company in the New Funds with an aggregate net asset value equal to the aggregate net asset value of the shares of the Aggressive Equity Fund that are outstanding immediately before the Reorganization takes effect.

A Special Meeting of shareholders of the Aggressive Equity Fund to consider the proposal and the related transaction will be held at 320 Park Avenue, New York, New York on April 26, 2006 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto of the Funds contained in the Annual Report to Shareholders of the Investment Company dated December 31, 2005 are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto which appear in the Investment Company’s Annual Report to Shareholders have been audited by KPMG LLP, whose report thereon also appears in such Annual Report and are also incorporated herein by reference to the Form N-CSR for the Aggressive Equity Fund filed on March , 2005 The financial statements set forth above will be provided to all shareholders or contract owners requesting this SAI.

The following are projected (pro forma) financial statements that were prepared to indicate the anticipated financial information for the New Funds following the completion of the Reorganization. They consist of a Pro Forma Statement of Assets and Liabilities, a Pro Forma Statement of Operation, a Pro Forma Schedule of Investments, and notes relating to the pro forma financial information for each New Fund as of and for the period ended December 31, 2005.

FORM N-14

Part C – Other Information

Item 15. Indemnification.

Provisions for the indemnification of the Investment Company's Directors and officers are contained in Article X of the Investment Company's Articles of Incorporation and Article VII of its Bylaws.

Registrant’s directors and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)(a)   Articles of Incorporation of Mutual of America Investment Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 28, 1995 (File No. 33-6486).)

(b)        Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 15, 1999 (File No. 33-6486).)

(c)-(h) Articles of Amendment, dated September 22, 1986. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

(i)        Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

(j)  Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 14, 2003 (File No. 33-6486).)

(k)            Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 25, 2003 (File No. 33-6486).)

(l)  Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 29, 2005 (File No. 33-6486).)

(m) Articles Supplementary allocating shares to the Small Cap Value, Small Cap Growth and Mid Cap Value Funds are filed herewith as Exhibit 1(m).

(n)  Articles Supplementary increasing the shares allocated to the Small Cap Value, Small Cap Growth and Mid Cap Value Funds are filed herewith as Exhibit 1(n).

(2)(a)-(c)Bylaws of the Investment Company, and Revisions thereto. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed June 4, 1999 (File No. 33-6486).)

(3)	Not applicable.

(4)       Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to this Form N-14 Registration Statement.)

(5)	Not applicable.

(6)       (a)       Investment Advisory Agreement between the Investment Company and Mutual of America Life Insurance Company, as investment adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(b)  Assumption Agreement, between the Mutual of America Life Insurance Company and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(c)  Supplement to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on February 12, 1999 (File No. 33-6486).)

(d) Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(e)  Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(f)  Supplement to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on April 25, 2003 (File No. 33-6486).)

(7)       Distribution Agreement, between the Investment Company and the Insurance Company, as Distributor. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 14, 2003 (File No. 33-6486).)

(8)	Not applicable.

(9)       (a)       Custody Agreement between the Investment Company and the Chase Manhattan Bank. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed June 4, 1999 (File No. 33-6486 ).)

(b)  Amendment No. 1 to the Custody Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

(c)  Amendment No. 2 to the Custody Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

(10) (a) Agreement to Limit Operating Expenses between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

(b) Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser is filed herewith as Exhibit 10(b).

(11)     Opinion and Consent of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

(12)	Form of Tax Opinion of Special Tax Counsel to be filed as an amendment.
(13)	Not applicable.
(14)	Consent of independent registered public accounting firm to be filed as an amendment.
(15)	Not applicable.

(16) (a) Power of Attorney of Mr. Altstadt. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 30, 2004 (File No. 33-6486).)

(b) Power of Attorney of Mr. Flanagan. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 30, 2004 (File No. 33-6486).)

(c) Power of Attorney of Mr. Mertz. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 30, 2004 (File No. 33-6486).)

(d) Power of Attorney of Mr. Nolan. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 30, 2004 (File No. 33-6486).)

(e) Power of Attorney of Mr. McGuire. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 30, 2004 (File No. 33-6486).)

(f)   Power of Attorney of Mr. Greed. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on April 22, 2002.

(g) Power of Attorney of Mr. Waide. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 30, 2004 (File No. 33-6486).)

(17)	Forms of Proxy are filed herewith as Exhibit 17(a) and (b).

Item 17. Undertakings.

(1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the day of February , 2006.

MUTUAL OF AMERICA INVESTMENT CORPORATION

(Registrant)

By:	/s/Manfred Altstadt
Name:	Manfred Altstadt
Title:	Chairman of the Board
Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

[insert directors names]

Signature	Title	Date
/sManfred Altstadt*	Chairman of the Board Chief Executive Officer	February , 2006

/s/ *	Director	February , 2006

/s/ *	Director	February , 2006

/s/ *	Director	February , 2006

*By : /s/	, Attorney-in-fact

Exhibit 17(a)

Form of Proxy

Voting Instructions Form – Aggressive Equity Fund

Mutual of America Life Insurance Company

Voting Instructions solicited by the Mutual of America Life Insurance Company in connection with a solicitation of proxies by the Board of Directors of Mutual of America Investment Corporation (the “Investment Company”) for a special meeting of shareholders of the Investment Company’s Aggressive Equity Fund (the “Fund”) to be held on April 26, 2006.

I hereby instruct the Mutual of America Life Insurance Company to vote the shares of the Fund of the Investment Company as to which I am entitled to give instructions at the Special Meeting of Shareholders of the Fund to be held on April 26, 2006 at 9:00 a.m. Eastern Time, at 320 Park Avenue, New York, New York 10022, or any adjournment(s) thereof, as follows:

Please vote by marking the appropriate box below:

1. To approve the Plan of Reorganization.	For [ ]	Against [ ]	Abstain [ ]
2. To transact such other business as may properly come before the special meeting or any adjournment(s) thereof.	[ ]	[ ]	[ ]

I hereby revoke any and all voting instructions with respect to such shares previously given by me. I acknowledge receipt of the Combined Prospectus/Proxy Statement dated March , 2006. I realize that if I return this form without providing any instructions regarding a proposal, my timely returning of this form will be deemed to be an instruction to vote in favor of the proposal.

These voting instructions may be revoked prior to the special meeting by notifying the secretary of the Mutual of America Life Insurance Company or the secretary of the Investment Company, in writing by 5:00 p.m. on April 25, 2006.

If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature and title: ______________________ Date: __________________________	Signature (joint owners): ______________________ Date: __________________________

Exhibit 17(b)

Form of Proxy

Voting Instructions Form – Aggressive Equity Fund

American Life Insurance Company of New York

Voting Instructions solicited by American Life Insurance Company of New York in connection with a solicitation of proxies by the Board of Directors of Mutual of America Investment Corporation (the “Investment Company”) for a special meeting of shareholders of the Investment Company’s Aggressive Equity Fund (the “Fund”) to be held on April 26, 2006.

I hereby instruct American Life Insurance Company of New York to vote the shares of the Fund of the Investment Company as to which I am entitled to give instructions at the Special Meeting of Shareholders of the Fund to be held on April 26, 2006 at 9:00 a.m. Eastern Time, at 320 Park Avenue, New York, New York 10022, or any adjournment(s) thereof, as follows:

Please vote by marking the appropriate box below:

1. To approve the Plan of Reorganization.	For [ ]	Against [ ]	Abstain [ ]
2. To transact such other business as may properly come before the special meeting or any adjournment(s) thereof.	[ ]	[ ]	[ ]

I hereby revoke any and all voting instructions with respect to such shares previously given by me. I acknowledge receipt of the Combined Prospectus/Proxy Statement dated March , 2006. I realize that if I return this form without providing any instructions regarding a proposal, my timely returning of this form will be deemed to be an instruction to vote in favor of the proposal.

These voting instructions may be revoked prior to the special meeting by notifying the secretary of American Life Insurance Company of New York or the secretary of the Investment Company, in writing by 5:00 p.m. on April 25, 2006.

If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature and title: ______________________ Date: __________________________	Signature (joint owners): ______________________ Date: __________________________